Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Summary of Components of Income Tax Expense	The components of income taxes were as follows:

Years ended December 31,	2024	2023

Current income taxes	$72	$39

Deferred income taxes	(23)	(8)

Income taxes	$49	$31

Summary of Reconciliation of Income Taxes

The provision for income taxes differs from that which would be expected by applying Canadian statutory rates. A reconciliation of the difference is as follows:

Years ended December 31,	2024	2023

Earnings (loss) before income taxes	$81	$(52)
Canadian statutory rate	23.4%	23.5%
Expected income tax provision	$19	$(12)
Add (deduct):
Earnings taxed in foreign jurisdictions	22	2
Change in unrecognized deferred tax asset	15	16
Amounts not deductible (taxable) for tax purposes	7	(7)
Impact of OCED Pillar Two current taxes	3	-
Exchange rate effects on tax basis	(16)	17
Impairment of goodwill	-	15
Other	(1)	-
Income taxes	$49	$31

Summary of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities arise from the following:

	Accounting provisions and accruals	Tax losses	Long-term assets	Exchange rate effects on tax bases	Total[1]

December 31, 2023	$27	$27	$(69)	$(29)	$(44)
Charged to net earnings	(14)	3	15	19	23
Exchange differences	2	-	(2)	(3)	(3)

December 31, 2024	$15	$30	$(56)	$(13)	$(24)

[1] Net deferred tax liabilities at December 31, 2024, of $24 million consist of liabilities of $48 million net of assets of $24 million.

	Accounting provisions and accruals	Tax losses	Long-term assets	Exchange rate effects on tax bases	Total[1]

January 1, 2023	$3	$42	$(82)	$(12)	$(49)
Charged to net loss	23	(15)	16	(16)	8
Exchange differences	1	-	(3)	(1)	(3)

December 31, 2023	$27	$27	$(69)	$(29)	$(44)

[1] Net deferred tax liabilities at December 31, 2023, of $44 million consist of liabilities of $65 million net of assets of $21 million (January 1, 2023 – net deferred tax liabilities of $49 million consist of liabilities of $65 million net of assets of $16 million).

Summary of Deductible Temporary Differences of Income Tax Expenses

The deductible temporary differences consist of:

Years ended December 31,	2024	2023

Canadian:

Tax losses	$229	$254

Restricted interest	39	-

Long-term assets	(2)	1

Accounting provisions and other accruals	35	15

Foreign:

Tax losses	646	688

Restricted interest	13	-

Long-term assets	(5)	(41)

Accounting provisions and other accruals	-	(2)

Total unrecognized deferred tax assets	$955	$915